Basis of Presentation and Organization (IPO)(Details) (USD $)	0 Months Ended		9 Months Ended				1 Months Ended
	Apr. 19, 2012	Apr. 04, 2012	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Apr. 29, 2012 IPO [Member]	Apr. 29, 2012 Underwriters [Member]	Apr. 29, 2012 CEO [Member]	Apr. 29, 2012 Common Stock [Member]
IPO [Line Items]
Issuance of common stock, shares							15,608,221
Shares of common stock sold by the selling stockholders							5,988,624	2,816,980
Initial public offering price, per share							$ 18.00
Proceeds from issuance of common stock, net of underwriters’ discounts and commissions			$ 264,091,000	$ 0			$ 264,100,000
Shares of its common stock repurchased from 'Doughty Hanson”										277,778
Stock split, conversion ratio	1.037857	101.200929
Common stock, shares authorized			350,000,000		52,536,252	52,536,252
Preferred stock, shares authorized			75,000,000
Special cash bonus paid to its CEO in connection with IPO									$ 5,511,693